Financial Instruments and Risk Management (Tables)	3 Months Ended
Mar. 31, 2022
Summary of Maturity Profile of the Contractual Cashflows

As at March 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$1,199,137	$-	$-	$1,199,137
Loans payable	339,371	15,014	-	354,385
Lease liability	4,783	9,694	-	14,477
Total liabilities	$1,543,291	$24,708	$-	$1,567,999

As at December 31, 2021	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$790,607	$-	$-	$790,607
Loans payable	630,534	18,513	-	649,047
Lease liability	6,732	8,592	-	15,324
Total liabilities	$1,427,873	$27,105	$-	$1,454,978